[Front cover]

[Logo;    M
      MERRIMAC]

                               MERRIMAC CASH FUND
                               Semi-Annual Report
                                 June 30, 1999

[Logo;    M
      MERRIMAC]


August 10, 1999



Dear Shareholder:

We are pleased to provide you with the June 30, 1999, Semi-Annual Report of the Merrimac Cash Fund. The fund purchases an interest in the Merrimac Cash Portfolio with its investable assets rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Allmerica Asset Management, Inc., the sub-adviser for the Merrimac Cash Portfolio continued to achieve impressive investment performance during the period ended June 30, 1999. The annualized total return for the Premium Class of the Merrimac Cash Fund was 4.99% and for the Institutional Class was 4.73%.

Thank you for your support and participation. We look forward to continuing to serve you in the future.



Very truly yours,

/s/ Paul J. Jasinski
--------------------

Paul J. Jasinski
President





       200 Clarendon Street o Boston, Massachusetts o 02116 o 888.MERRMAC
                              o fax: 617.587.4402
         mailing address: P.O. Box 9130 o Boston, Massachusetts o 02117

                               Merrimac Cash Fund

                       Statement of Assets and Liabilities
                            June 30, 1999 (Unaudited)
================================================================================


Assets
 Investment in Merrimac Cash Portfolio, at value (Note 1)                       $             895,485,520
 Deferred organization expense (Note 1)                                                            32,625
                                                                                --------------------------
            Total assets                                                                      895,518,145

Liabilities
 Distributions payable to shareholders                                                          3,902,521
 Accrued expenses                                                                                  45,517
                                                                                --------------------------
  Total liabilities                                                                             3,948,038
                                                                                --------------------------
Net Assets                                                                      $             891,570,107
                                                                                ==========================

Net Assets Consist of
 Paid in capital                                                                $             891,623,756
 Accumulated net realized gain (loss) on investments                                               (53,649)
                                                                                --------------------------
  Total net assets                                                              $             891,570,107
                                                                                ==========================

Total Net Assets
 Premium Class                                                                  $             883,949,332
                                                                                ==========================
 Institutional Class                                                            $               7,620,775
                                                                                ==========================

Shares of Beneficial Interest Outstanding
 Premium Class                                                                                884,002,539
                                                                                ==========================
 Institutional Class                                                                            7,621,217
                                                                                ==========================

Net Asset Value, Maximum Offer and Redemption Price per Share                   $                    1.00
                                                                                ==========================


                             Statement of Operations
                 For the Period Ended June 30, 1999 (Unaudited)
================================================================================


Net Investment Income Allocated from Portfolio (Note 1)
 Interest                                                                       $              25,256,530
 Expenses                                                                                        (935,043)
                                                                                --------------------------
  Net investment income from Portfolio                                                         24,321,487
                                                                                --------------------------

Fund Expenses
 Accounting, transfer agency, and administration fees (Note 4)                                     49,073
 Legal                                                                                              5,867
 Insurance                                                                                          7,823
 Trustees fees and expenses                                                                         4,303
 Audit and tax return preparation fees                                                             12,126
 Printing                                                                                           5,867
 Amortization of organization expenses (Note 1)                                                     6,750
 Miscellaneous                                                                                      3,130
                                                                                --------------------------
  Total expenses common to all classes                                                             94,939

 Shareholder servicing fee-Institutional Class                                                      8,536
                                                                                --------------------------

  Total expenses                                                                                  103,475
                                                                                --------------------------

Net Investment Income                                                                          24,218,012

Net Realized Gain (Loss) on Investments from Portfolio                                            (63,405)
                                                                                --------------------------

Net Increase in Net Assets from Operations                                      $              24,154,607
                                                                                ==========================


    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund


                       Statements of Changes in Net Assets
================================================================================


                                                                                 Six Months Ended
                                                                                   June 30, 1999                 Year Ended
                                                                                    (Unaudited)               December 31, 1998
                                                                            --------------------------   ---------------------------
Increase (Decrease) in Net Assets
Operations
 Net investment income                                                      $              24,218,012    $               49,643,646
 Net realized gain from Portfolio                                                             (63,405)                        9,756
                                                                            --------------------------   ---------------------------
  Net increase in net assets from operations                                               24,154,607                    49,653,402
                                                                            --------------------------   ---------------------------

Dividends Declared from Net Investment Income
 Premium Class                                                                            (24,056,966)                  (44,674,176)
 Institutional Class                                                                         (161,046)                   (4,969,470)
                                                                            --------------------------   ---------------------------
  Total dividends declared                                                                (24,218,012)                  (49,643,646)
                                                                            --------------------------   ---------------------------

Fund Share Transactions (Note 7)
 Proceeds from shares sold                                                              2,752,951,001                 3,205,476,292
 Proceeds from shares reinvested                                                            9,915,420                     6,112,095
 Payment for shares redeemed                                                           (2,536,136,699)               (3,864,677,195)
                                                                            --------------------------   ---------------------------
  Net increase (decrease) in net assets derived from share transactions                   226,729,722                  (653,088,808)
                                                                            --------------------------   ---------------------------

 Net increase (decrease) in net assets                                                    226,666,317                  (653,079,052)

Net Assets
 Beginning of period                                                                      664,903,790                 1,317,982,842
                                                                            --------------------------   ---------------------------
 End of period                                                              $             891,570,107    $              664,903,790
                                                                            ==========================   ===========================


    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund


              Financial Highlights (1999 information is unaudited)
================================================================================
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                  Premium Class
                                              --------------------------------------------------------------------------------------

                                                                                                                   Nov. 12, 1996
                                                   Six Months                  Year Ended December 31,             (Commencement
                                                     Ended          ------------------------------------------   of Operations) to
                                                 June 30, 1999             1998                   1997           December 31, 1996
                                              --------------------  --------------------  --------------------  --------------------
Net Asset Value, Beginning of Period          $              1.00   $              1.00   $              1.00   $              1.00
                                              --------------------  --------------------  --------------------  --------------------

 Net investment income                                      0.024                 0.055                 0.055                 0.006


 Dividends from net investment income                      (0.024)               (0.055)               (0.055)               (0.006)
                                              --------------------  --------------------  --------------------  --------------------


Net Asset Value, End of Period                $              1.00                  1.00   $              1.00   $              1.00
                                              ====================  ====================  ====================  ====================


Total Return (1)                                            4.99%                 5.59%                 5.64%                 5.42%


Annualized Ratios to Average Net Assets/
Supplemental Data
 Net expenses                                               0.21%                 0.16%                 0.18%                 0.15%
 Net investment income                                      4.94%                 5.46%                 5.49%                 5.42%
 Net expenses, before waiver                                   NA                 0.20%                 0.21%                 0.24%
 Net assets, end of period (000s omitted)              $  883,949            $  655,049          $  1,119,556            $  875,936

                                                                                   Institutional Class
                                              --------------------------------------------------------------------------------------

                                                                                                                    Nov. 12, 1996
                                                   Six Months                    Year Ended December 31,            (Commencement
                                                     Ended          ------------------------------------------    of Operations) to
                                                 June 30, 1999             1998                     1997          December 31, 1996
                                              --------------------  --------------------  --------------------  --------------------
Net Asset Value, Beginning of Period          $            $ 1.00   $              1.00   $              1.00   $              1.00
                                              --------------------  --------------------  --------------------  --------------------

 Net investment income                                      0.023                 0.052                 0.052                 0.006


 Dividends from net investment income                      (0.023)               (0.052)               (0.052)               (0.006)
                                              --------------------  --------------------  --------------------  --------------------


Net Asset Value, End of Period                $              1.00   $              1.00   $              1.00   $              1.00
                                              ====================  ====================  ====================  ====================


Total Return (1)                                            4.73%                 5.33%                 5.37%                 5.17%


Annualized Ratios to Average Net Assets/
Supplemental Data
 Net expenses                                               0.46%                 0.41%                 0.43%                 0.40%
 Net investment income                                      4.69%                 5.21%                 5.24%                 5.17%
 Net expenses, before waiver                                   NA                 0.45%                 0.46%                 0.49%
 Net assets, end of period (000s omitted)                $  7,621              $  9,857            $  198,427            $  127,410

(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Significant Accounting Policies

     The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class.

     The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 1999 the investment by the Fund represents ownership of a proportionate interest of 76.0% of the Portfolio.

     It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     The Fund records its investment in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities Transactions and Income

     The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. Federal Income Taxes

     The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute 90% of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. Deferred Organization Expense

     Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.


(2)  Dividends and Distributions to Shareholders

     Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

                               Merrimac Cash Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(3)  Shareholder Servicing and Placement Plans

     The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of up to 0.25% of the value of the assets that an organization services on behalf of its clients.

(4)  Management Fee and Affiliated Transactions

     The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

     Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)  Investment Transactions

     The Fund's investments in and withdrawals from the Portfolio for the period from January 1, 1999 to June 30, 1999 aggregated $2,762,866,421 and $2,560,108,807 respectively.

(6)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                  Premium Class                    Institutional Class
                                        ----------------------------------- -----------------------------------
                                        Six Months Ended    Year Ended      Six Months Ended    Year Ended
                                         June 30, 1999   December 31, 1998   June 30, 1999   December 31, 1998
                                          (Unaudited)                         (Unaudited)
                                        ----------------------------------- -----------------------------------
Proceeds from shares sold ............    2,736,590,412      2,762,456,356       16,360,589        443,019,936
Proceeds from shares reinvested ......        9,733,771          5,086,657          181,649          1,025,438
Payment for shares redeemed ..........   (2,517,358,860)    (3,232,061,975)     (18,777,839)      (632,615,220)
                                        ---------------- ------------------ ---------------- ------------------
Net increase (decrease) in shares ....      228,965,323       (464,518,962)      (2,235,601)      (188,569,846)
                                        ================ ================== ================ ==================

     At June 30, 1998, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 46.1% and 50.7%, respectively, of the outstanding shares of the Fund.

                             Merrimac Cash Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Yield to     Expected          Par
Security                                                               Maturity     Maturity         Value               Value
----------------------------------------------------------------------------------------------------------------------------------
Variable Rate Notes* - 33.9%
Bankers Trust Corporation .............................................  5.07%      07/01/99      $ 10,000,000      $    9,991,124
Barclays Bank PLC New York ............................................  4.89%      08/12/99        10,000,000           9,994,923
Bear Stearns Companies ................................................  5.15%      07/12/99        15,000,000          15,000,000
Bear Stearns Companies ................................................  5.00%      08/02/99         8,000,000           8,000,000
Bear Stearns Companies ................................................  5.35%      08/17/99        20,000,000          20,000,000
Beneficial Corporation ................................................  5.07%      07/12/99         5,000,000           4,999,328
Countrywide Home Loans ................................................  5.17%      08/25/99        10,100,000          10,104,279
Countrywide Home Loans ................................................  5.60%      09/08/99        15,000,000          15,046,766
Donaldson Lufkin & Jenrette ...........................................  5.25%      07/06/99        33,000,000          33,000,000
General American Life Insurance Company **.............................  5.10%      03/16/00        15,000,000          15,000,000
General American Life Insurance Company **.............................  5.05%      09/10/99        30,000,000          30,000,000
General Electric Capital Corporation ..................................  4.95%      07/13/99        15,000,000          15,000,000
Goldman Sachs Group ...................................................  5.04%      07/01/99        10,000,000          10,000,000
Goldman Sachs Group ...................................................  5.10%      07/13/99         8,000,000           7,999,070
GTE Corporation .......................................................  5.14%      09/13/99        25,000,000          24,984,722
Jackson National Life Insurance Company ...............................  5.13%      07/30/99        40,000,000          40,000,000
J.P. Morgan & Company .................................................  5.69%      07/07/99        50,000,000          50,037,866
Liberty Lighthouse U.S. Capital .......................................  4.98%      07/19/99         5,000,000           4,999,389
Liberty Lighthouse U.S. Capital .......................................  5.09%      09/09/99         4,000,000           4,000,000
Morgan Stanley, Dean Witter & Co. .....................................  5.43%      09/01/99         4,000,000           4,009,328
National Rural Utilities Cooperative Finance Corporation ..............  5.18%      09/27/99        10,000,000          10,000,000
New England Educational Loan Marketing ................................  5.20%      09/08/99         7,500,000           7,500,000
PaineWebber Group .....................................................  5.85%      07/21/99        13,000,000          13,000,000
Sigma Finance .........................................................  5.03%      07/01/99        25,000,000          25,000,000
Strategic Money Management Company ....................................  5.29%      09/15/99        11,500,000          11,500,000
                                                                                                                   ---------------
                                                                                                                       399,166,795
                                                                                                                   ---------------
Commercial Paper - 26.9%
AlliedSignal ..........................................................  4.85%      07/12/99        25,000,000          24,962,952
Bankamerica Corporation ...............................................  4.82%      08/16/99        10,000,000           9,938,411
Citibank Credit Card Master Trust .....................................  5.18%      08/23/99        20,000,000          19,847,478
Cooperatve Association of Tractor Dealers .............................  4.83%      07/19/99         9,700,000           9,676,575
Cooperatve Association of Tractor Dealers .............................  4.85%      08/26/99         5,100,000           5,061,523
Cooperatve Association of Tractor Dealers .............................  4.85%      08/27/99         4,600,000           4,564,676
Den Norske Bank .......................................................  4.80%      07/07/99        16,275,000          16,261,980
Den Norske Bank .......................................................  4.91%      12/24/99        15,000,000          14,639,933
Donaldson Lufkin & Jenrette ...........................................  4.97%      07/06/99        10,000,000           9,993,097
Donaldson Lufkin & Jenrette ...........................................  4.96%      08/23/99        10,000,000           9,926,978
FPL Group .............................................................  4.88%      08/04/99        16,989,000          16,910,699
FPL Group .............................................................  4.91%      08/18/99        39,000,000          38,744,680
Goldman Sachs Group ...................................................  4.92%      07/01/99        15,000,000          15,000,000
Heller Financial ......................................................  4.90%      07/26/99        15,000,000          14,948,959
Heller Financial ......................................................  4.90%      08/30/99        15,000,000          14,877,500
Lexington Parker Capital ..............................................  5.18%      08/03/99        15,000,000          14,928,775
Omnicom Finance .......................................................  5.25%      08/16/99        20,000,000          19,865,833
Pegasus Four Limited ..................................................  4.88%      07/26/99         5,587,000           5,568,066


    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Yield to     Expected          Par
Security                                                               Maturity     Maturity         Value               Value
----------------------------------------------------------------------------------------------------------------------------------

Pegasus Three Limited .................................................  4.88%      07/26/99      $  2,800,000      $    2,790,511
Pegasus Three Limited .................................................  4.95%      08/23/99        10,345,000          10,269,611
Pegasus Two Limited ...................................................  5.09%      07/01/99         6,000,000           6,000,000
Pegasus Two Limited ...................................................  4.88%      07/26/99         3,725,000           3,712,376
Prudential Corporation PLC ............................................  4.85%      07/12/99        14,000,000          13,979,253
Westways Funding III Limited ..........................................  4.97%      07/07/99        14,600,000          14,587,906
                                                                                                                   ---------------
                                                                                                                       317,057,772
                                                                                                                   ---------------
Corporate Debt - 20.9%
Aetna Services .......................................................   5.66%      11/29/99        10,000,000          10,000,000
African Development Bank .............................................   5.07%      07/30/99        11,700,000          11,715,418
AT&T Capital Corporation .............................................   5.16%      01/21/00         7,500,000           7,557,254
Bank One Corporation .................................................5.18-5.40%    07/01/99        11,000,000          11,000,000
Bankers Trust Corporation ............................................5.07-5.62%    07/30/99        24,750,000          24,775,219
Bear Stearns Companies ...............................................   5.52%      06/20/00         3,000,000           3,029,232
Bear Stearns Companies ...............................................5.31-5.40%    09/15/99        17,540,000          17,619,427
Caterpillar Financial Service Corporation ............................   5.39%      07/01/99         1,000,000           1,000,000
CIT Group ............................................................   5.18%      08/09/99         5,000,000           5,004,686
Countrywide Home Loans ...............................................5.14-5.21%    11/16/99        12,800,000          12,953,577
Fleet Financial Group ................................................   5.13%      12/15/99         8,000,000           8,124,823
Fleet Mortgage Corporation ...........................................5.13-5.32%    09/15/99         6,442,000           6,459,047
Fleet Mortgage Corporation ...........................................   5.37%      05/11/00         5,000,000           5,036,374
Ford Motor Credit Company ............................................   5.32%      09/15/99         1,000,000           1,002,155
General Electric Capital Corporation .................................   5.39%      08/23/99        11,000,000          11,018,635
General Motors Acceptance Corporation ................................4.95-5.32%    09/09/99         4,000,000           4,016,766
Goldman Sachs Group ..................................................   5.17%      02/07/00        20,000,000          20,000,000
Key Bank NA ..........................................................   5.17%      03/24/00        10,000,000           9,996,841
Morgan Stanley, Dean Witter & Co. ....................................   5.22%      09/01/99         1,575,000           1,580,924
Norwest Financial ....................................................   5.31%      09/15/99         2,000,000           2,003,598
PaineWebber Group ....................................................5.58-5.67%    03/01/00        15,730,000          15,871,145
PaineWebber Group ....................................................   6.03%      05/30/00         3,000,000           3,001,470
Prudential Funding ...................................................   5.27%      04/20/00        10,000,000          10,051,179
Salomon Smith Barney .................................................   5.31%      10/01/99         9,000,000           9,020,755
Sigma Finance ........................................................   5.24%      03/01/00        10,000,000          10,000,000
Texaco Capital Corporation ...........................................   5.18%      11/01/99         2,500,000           2,522,893
Transamerica Financial Corporation ...................................   5.12%      11/18/99         7,000,000           7,080,422
Travelers Property Casualty Corporation ..............................   5.23%      10/01/99         5,000,000           5,012,424
Wells Fargo & Company ................................................   5.36%      03/31/00        10,000,000           9,996,608
                                                                                                                   ---------------
                                                                                                                       246,450,872
                                                                                                                   ---------------
U.S. Government Agency Obligations - 6.1%
Federal Home Loan Bank ................................................  4.75%      08/03/99        15,000,000          15,000,000
Federal Home Loan Bank ................................................  5.13%      08/18/99         1,035,000           1,036,218
Federal National Mortgage Association .................................  4.84%      07/01/99        35,000,000          35,000,000
Federal National Mortgage Association .................................  4.77%      11/12/99        11,223,000          11,023,736
Student Loan Marketing Association ....................................  5.41%      07/07/99        10,000,000          10,000,000
                                                                                                                   ---------------
                                                                                                                        72,059,954
                                                                                                                   ---------------


    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Yield to     Expected          Par
Security                                                               Maturity     Maturity         Value               Value
----------------------------------------------------------------------------------------------------------------------------------
    Certificates of Deposit - 4.7%
    Commerzbank AG ....................................................  5.19%     02/25/00       $10,000,000     $     9,998,108
    European American Bank ............................................  5.31%     05/12/00        10,000,000           9,997,502
    Merita Bank PLC ...................................................  5.20%     02/07/00        20,000,000          20,000,000
    Unibank ...........................................................  4.93%     09/09/99        15,000,000          15,001,206
                                                                                                                  ---------------
                                                                                                                       54,996,816
                                                                                                                  ---------------
    Municipal Obligations - 3.3%
    Richmond County Development Authority, Georgia ....................  5.82%     06/01/00        14,000,000          13,978,679
    Virginia State Housing Develpoment Authority ......................  5.25%     08/05/99        25,000,000          24,996,374
                                                                                                                  ---------------
                                                                                                                       38,975,053
                                                                                                                  ---------------
    Time Deposits - 2.7%
    Norwest Bank ......................................................  5.25%     07/01/99        32,000,000          32,000,000
                                                                                                                  ---------------

    Asset Backed Securities - 0.6%
    Fidelity Equipment Lease Trust ....................................  5.16%     05/16/00         4,399,911          4,399,912
    First Sierra Receivables ..........................................  5.22%     01/12/00         3,118,425          3,118,425
                                                                                                                  --------------
                                                                                                                       7,518,337
                                                                                                                  --------------

    TOTAL INVESTMENTS, at amortized cost - 99.1%                                                                   1,168,225,599

Other Assets and Liabilities (net) -  0.9%                                                                            10,698,697
                                                                                                                  --------------

TOTAL NET ASSETS - 100.0%                                                                                         $1,178,924,296
                                                                                                                  ==============


Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the put date or final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

** On August 10, 1999, management of the Portfolio was notified that the short-term debt ratings of General American Life Insurance Company ("GALIC") had been downgraded by certain rating agencies and management promptly exercised the Portfolio's seven-day demand rights on the funding agreement with GALIC scheduled to mature on March 16, 2000. Subsequently, because of short-term liquidity problems, GALIC was placed under administrative supervision by the Missouri Department of Insurance. On August 17, 1999, in anticipation of a default by GALIC, the Portfolio agreed to extend for thirty days the date for repayment of this refunding agreement and, in consideration for such extension, received a partial payment of $1.5 million on August 18, 1999 and an increase in the interest rate payable on the balance outstanding. Subsequently, it was announced that Metropolitan Life Insurance Company ("MetLife") and GenAmerican Corp., the parent of GALIC, had agreed to terms of a cash purchase of GenAmerican Corp. by MetLife.

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio


                      Statement of Assets and Liabilities
                            June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1)                                 $1,168,225,599
   Cash                                                                  783,144
   Interest receivable                                                10,029,642
   Deferred organization expense (Note 1)                                 28,977
   Prepaid assets                                                        115,372
                                                                  --------------
        Total assets                                               1,179,182,734
                                                                  --------------

Liabilities
   Management fee payable (Note 2)                                       177,637
   Other accrued expenses                                                 80,801
                                                                  --------------
       Total liabilities                                                 258,438
                                                                  --------------

Net Assets Applicable to Investors' Beneficial Interests          $1,178,924,296
                                                                  ==============


                             Statement of Operations
                            June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Income
     Interest                                                      $ 31,521,528
                                                                   ------------

Expenses
     Management fee (Note 2)                                          1,043,757
     Trustee fees and expenses                                           23,474
     Insurance                                                           16,432
     Audit and tax return preparation fees                               18,780
     Transaction fees                                                    10,563
     Amortization of organization expense (Note 1)                        6,075
     Legal                                                                8,216
     Miscellaneous                                                       39,907
                                                                   ------------

         Total expenses                                               1,167,204
                                                                   ------------

Net Investment Income                                                30,354,324

Net Realized Loss on Investments                                        (78,871)
                                                                   ------------

Net Increase in Net Assets from Operations                         $ 30,275,453
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                       Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                   Six Months Ended
                                                                     June 30, 1999        Year Ended
                                                                     (Unaudited)       December 31, 1998
                                                                    ---------------    -----------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                          $   30,354,324      $    56,678,458
     Net realized gain (loss) on investments                               (78,871)             13,660
                                                                    --------------      --------------
          Net increase in net assets from operations                    30,275,453          56,692,118
                                                                    --------------      --------------

Transactions in Investors' Beneficial Interest
     Contributions                                                   3,461,630,529       3,737,889,197
     Withdrawals                                                    (3,106,181,533)      4,386,229,061)
                                                                    --------------      --------------
Net increase (decrease) from investors' transactions                   355,448,996        (648,339,864)
                                                                    --------------      --------------

Net Increase (Decrease) in Net Assets                                  385,724,449        (591,647,746)


Net Assets
     Beginning of period                                               793,199,847       1,384,847,593
                                                                    --------------      --------------
     End of period                                                  $1,178,924,296      $  793,199,847
                                                                    ==============      ==============


                               Supplementary Data
-------------------------------------------------------------------------------

                                                                                                                  For the Period
                                                                                                                 November 12, 1996
                                                 Six Months Ended                                                 (Commencement
                                                  June 30, 1999            Year Ended           Year Ended       of Operations) to
                                                   (Unaudited)       December 31, 1999     December 31, 1997     December 31, 1996
                                                 ----------------    -----------------     -----------------     -----------------
Annualized Ratios to Average Net Assets/
Supplemental Data
  Net expenses                                           0.19%             0.15%                  0.16%                0.12%
  Net investment income                                  4.94%             5.47%                  5.51%                5.45%
  Net expenses, before waiver                               NA             0.19%                  0.19%                0.21%
  Net assets, end of period (000s omitted)          $1,178,924          $793,200             $1,384,848           $1,006,310

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                    Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------

(1)      Significant Accounting Policies

         The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust. Only the Cash Portfolio is included in this report.

         The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment Security Valuations

         Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

         B.  Securities Transactions and Income

         Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Cash Portfolio are allocated pro rata to its investors.

         C.  Federal Income Taxes

         The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

         D.  Repurchase Agreements

         It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         E.  Deferred Organization Expense

         Costs incurred by the Cash Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.

                             Merrimac Cash Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(2)      Management Fee and Affiliated Transactions

         The Cash Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Cash Portfolio's investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

         Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
         0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

         Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)      Investment Transactions

         Purchases and combined maturities and sales of money market instruments aggregated $8,583,232,180 and $8,209,824,397 respectively for the Cash Portfolio for the six months ended June 30, 1999.

(4)      Line of Credit

         The Portfolios participate in a $100 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the Portfolios. There were no borrowings during the period ended June 30, 1999.